Stock Options (Details) - Stock option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding, Beginning Balance	212,044	162,044	105,378
Granted	198,000	50,000	90,000
Forfeited	72,044		(33,334)
Outstanding, Ending Balance	338,000	212,044	162,044
Weighted-Average Exercise Price Per Share
Outstanding, Beginning Balance	$ 12.79	$ 16.09	$ 39.27
Granted	5.74	2.09	3.00
Forfeited	32.45		54.00
Outstanding, Ending Balance	$ 4.47	$ 12.79	$ 16.09